Earnings per Share - Summary of Basic Earnings per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding	365,388,868	365,388,868	378,765,026	384,029,392
Profit (loss), attributable to owners of parent	₩ 5,833,161,872,989	$ 4,038,048	₩ 5,078,220,543,511	₩ 4,594,834,837,385
Deduction: Dividends on hybrid securities | ₩	(202,391,550,000)		(199,798,800,000)	(184,915,050,000)
Profit attributable to ordinary equity holders of the Parent Company (A) | ₩	₩ 5,630,770,322,989		₩ 4,878,421,743,511	₩ 4,409,919,787,385
Basic earnings per share | (per share)	₩ 15,410	$ 10.67	₩ 12,880	₩ 11,483
Number of shares
Earnings per share
Number of issued ordinary shares	381,462,103	381,462,103	393,528,423	403,511,072
Number of treasury shares	(22,874,381)	(22,874,381)	(19,927,704)	(24,847,247)
Average number of ordinary shares outstanding	358,587,722	358,587,722	373,600,719	378,663,825
Accumulated number of shares
Earnings per share
Number of issued ordinary shares	140,850,554,475	140,850,554,475	146,287,481,492	147,787,824,904
Number of treasury shares	(7,483,617,685)	(7,483,617,685)	(7,659,481,944)	(7,617,096,867)
Average number of ordinary shares outstanding	133,366,936,790	133,366,936,790	138,627,999,548	140,170,728,037
Number of days	365	365	366	365
Weighted average number of ordinary shares outstanding	365,388,868	365,388,868	378,765,026	384,029,392